Post-employment benefits - Summary of Movement in Defined Benefit Plans Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Net Defined Benefit Liability (Asset) [Abstract]
Balance at beginning of period	$ 13,436	$ 10,780
Interest income	125	39
Return on plan assets, excl. interest income	(204)	(32)	$ (45)
Administrative expenses	(71)	(62)
Employer contributions	1,452	1,257
Employee contributions	1,361	1,171
Transfers in (out) due to joiners (leavers)	551	651
Currency translation differences	(73)	(368)
Balance at end of period	$ 16,577	$ 13,436	$ 10,780